Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Fair Value of Options

To calculate the fair value of options, the Company uses the Black-Scholes model employing the following variables:

	2017	2016
Expected stock price volatility	224%	142%
Risk-free interest rate	1.3%	0.83%
Expected option life (years)	5.00	5.00
Expected annual dividend yield	0%	0%

Schedule of Warrants Outstanding

As of December 31, 2017, the Company has outstanding the following warrants to purchase common stock:

Grantee	Company Relationship	Shares	Date of Grant	Vesting Date	Expiration Date	Exercise Price
Investor Group	Investors	300,000	Feb-12	Mar-12	(1)	$1.00
HCIC Note Holders	Creditors	473,750	Jun-13	Jun-13	Jun-18	$3.00
TR Capital Partners, LLC	Investors	14,168,944	Jul-05	Jul-05	Jan-19	$2.10
GrowCo Exchange Note	Creditors	700,000	Apr-16	Apr-16	May-21	$0.50
Two Rivers	Financial Advisor	15,000	Apr-17	Apr-17	Apr-22	$0.58
Black Mountain Equity	Creditor	390,634	Apr-17	Apr-17	Apr-22	$0.27
El Paso land creditors	Creditors	275,000	Aug-17	Aug-17	Aug-22	$0.35
Black Mountain Equity	Creditors	146,000	Sep-17	Sep-17	Sep-22	$1.00
		16,469,328

(1)	These warrants are priced at the same price per share as the expected equity offering and expire one year after the completion of the expected equity offering.

2005 Plan [Member]
Schedule of Stock Options Issued and Outstanding

Under the 2005 Plan, we have the following stock options issued and outstanding:

Company Relationship	Options	Date of Grant	Vesting Date	Performance Requirement	Expiration Date	Exercise Price	Exercised to Date
Consultant	600,000	Various	Various	Satisfied	Various	$0.70	-

Summary of Stock Option Plan

A summary of the Two Rivers 2005 Option Plan (“2005 Plan”) is as follows:

	Shares	Weighted Average Exercise Price
Outstanding December 21, 2015	1,989,867	$1.25
Granted	-	-
Cancelled	-	-
Expired	-	-
Exercised	-	-
Outstanding December 31, 2016	1,989,867	1.25
Granted (1)	600,000	0.70
Cancelled (1)	(600,000)	1.25
Expired	(1,389,867)	1.25
Exercised	-	-
Outstanding December 31, 2017	600,000	$0.70
Options Exercisable, December 31, 2017	600,000	$0.70

Note 1: 600,000 options were extended and repriced from $1.25/share to $0.70/share

2011 Plan [Member]
Schedule of Stock Options Issued and Outstanding

Under the 2011 Plan, we have the following stock options issued and outstanding:

Company Relationship	Options	Date of Grant	Vesting Date	Performance Requirement	Expiration Date	Exercise Price	Exercised to Date
CEO	825,000	Various	Various	Ongoing	2026-2017	Variable	-
Directors	1,380,000	Various	Various	Satisfied	Various	$0.53	-
Employees	806,500	Various	Various	Ongoing	Jun-’26	$0.53	-
Others	236,000	Various	Various	Satisfied	Various	Variable	-
Total	3,247,500

Summary of Stock Option Plan

A summary of the Two Rivers 2011 Long-Term Stock Incentive Plan (“2011 Plan”) is as follows:

Shares
Outstanding December 31, 2015	2,445,448
Granted	1,872,000
Cancelled	(72,000)
Expired	-
Issued/Exercised	-
Outstanding December 31, 2016	4,173,448
Granted	1,211,500
Cancelled	(1,993,948)
Expired	(25,000)
Issued/Exercised	(118,500)
Outstanding December 31, 2017	3,247,500
Exercisable, December 31, 2017	1,446,643

Schedule of Restricted Stock Units

Under the 2011 Plan, we have issued the following Restricted Stock Units (RSUs):

Grantee	Company Relationship	RSUs issued	Date of Grant	Vesting Date	Performance Requirement	Exercised to Date
Jolee Henry	Prior Director	400,000	Oct-10	Jan-11	n/a	282,000